Income Taxes - Movement of Valuation Allowance for Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 284,499	¥ 307,818	¥ 263,229
Additions	16,050	12,159	50,151
Reversals	(17,726)	(35,478)	(5,562)
Balance as of December 31,	¥ 282,823	¥ 284,499	¥ 307,818